Acquisitions and Strategic Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Schedule of Pro Forma Financial Information Due to Business Acquisition
The following unaudited pro forma condensed combined financial information presents the Company's results as if the Company had acquired Brown Printing on January 1, 2013 and Vertis on January 1, 2012. The unaudited pro forma information has been prepared with the following considerations:

(1)	The unaudited pro forma condensed combined financial information has been prepared using the acquisition method of accounting under existing GAAP. The Company is the acquirer for accounting purposes.

(2)
The unaudited pro forma condensed combined financial information does not reflect any operating cost synergy savings that the combined companies may achieve as a result of the acquisition, the costs necessary to achieve these operating synergy savings or additional charges necessary as a result of the integration.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
	(actual)	(pro forma)	(pro forma)	(pro forma)
Pro forma net sales	$1,236.4	$1,309.2	$3,583.4	$3,779.4
Pro forma net earnings (loss) attributable to common shareholders	24.4	15.3	(8.0)	(25.2)
Pro forma diluted net earnings (loss) per share attributable to common shareholders	0.50	0.31	(0.18)	(0.56)

Proteus Packaging and Transpak Corporation [Member]
Business Acquisition [Line Items]
Schedule of Preliminary Purchase Price Allocation
The preliminary purchase price allocation is as follows:

Preliminary Purchase Price Allocation
Accounts receivable	$4.4
Other current assets	5.9
Property, plant and equipment	13.3
Identifiable intangible assets	24.0
Accounts payable and accrued liabilities	(3.7)
Other long-term liabilities	(2.8)
Goodwill	8.0
Preliminary purchase price	$49.1

Schedule of Purchase Price Allocation
The preliminary purchase price allocation is as follows:

Preliminary Purchase Price Allocation
Accounts receivable	$4.4
Other current assets	5.9
Property, plant and equipment	13.3
Identifiable intangible assets	24.0
Accounts payable and accrued liabilities	(3.7)
Other long-term liabilities	(2.8)
Goodwill	8.0
Preliminary purchase price	$49.1

Vertis [Member]
Business Acquisition [Line Items]
Schedule of Pro Forma Financial Information Due to Business Acquisition
The following unaudited pro forma combined financial information presents the Company's results as if the Company had acquired Vertis on January 1, 2012. The unaudited pro forma information has been prepared with the following considerations:

(1)
The unaudited pro forma condensed consolidated financial information has been prepared using the acquisition method of accounting under existing GAAP. The Company is the acquirer for accounting purposes.

(2)
The pro forma combined financial information does not reflect any operating cost synergy savings that the combined company may achieve as a result of the acquisition, the costs necessary to achieve these operating synergy savings or additional charges necessary as a result of the integration.

	Year Ended December 31,
	2013	2012
	(pro forma)	(pro forma)
Pro forma net sales	$4,834.0	$5,166.7
Pro forma net earnings from continuing operations attributable to common shareholders	28.7	59.0
Pro forma diluted earnings per share from continuing operations attributable to common shareholders	0.58	1.18

Schedule of Purchase Price Allocation
The final purchase price allocation is as follows:

Purchase Price Allocation
Cash and cash equivalents	$4.1
Accounts receivable	133.4
Other current assets	40.5
Property, plant and equipment	127.8
Identifiable intangible assets	25.6
Current liabilities	(54.0)
Other long-term liabilities	(12.0)
Purchase price	$265.4

Transcontinental [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The final purchase price allocation is as follows:

Purchase Price Allocation
Accounts receivable	$15.3
Other current assets	11.9
Property, plant and equipment	35.7
Identifiable intangible assets	4.6
Other long-term assets	0.5
Accounts payable and accrued liabilities	(14.9)
Other long-term liabilities	(0.6)
Goodwill	11.1
Purchase price	$63.6

Brown Printing Company [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The preliminary purchase price allocation is as follows:

Preliminary Purchase Price Allocation
Cash and cash equivalents	$3.6
Accounts receivable	46.3
Other current assets	19.1
Property, plant and equipment	70.8
Identifiable intangible assets	4.7
Other long-term assets	7.5
Accounts payable and accrued liabilities	(35.2)
Other long-term liabilities	(16.8)
Preliminary purchase price	$100.0

Vertis Holdings, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The final purchase price allocation is as follows:

Purchase Price Allocation
Cash and cash equivalents	$4.1
Accounts receivable	133.4
Other current assets	40.5
Property, plant and equipment	127.8
Identifiable intangible assets	25.6
Current liabilities	(54.0)
Other long-term liabilities	(12.0)
Purchase price	$265.4